REVENUE (Tables)	6 Months Ended
Jun. 30, 2026
REVENUE
Schedule of disaggregation of revenue from contracts with customers by major business lines

	For the six months ended
	June 30,
	2025	2026
	RMB’000	RMB’000
Disaggregated by major business lines:
L4 business	123,932	179,475
Other businesses	75,683	166,382
	199,615	345,857

Schedule of disaggregation of revenue from contracts with customers by major products or service lines and timing of revenue recognition

	For the six months ended
	June 30,
	2025	2026
	RMB’000	RMB’000
Disaggregated by major products or service lines:
Autonomous driving-related operational and technical support services	54,651	66,692
Other technology services	75,683	166,382
Provision of services	130,334	233,074
Sales of autonomous driving vehicles	69,281	112,783
Total	199,615	345,857
Timing of revenue recognition
Point in time	73,335	162,517
Over time	126,280	183,340
	199,615	345,857

Schedule of concentrations of credit risk

	For the six months ended
	June 30,
	2025	2026
Customer A	17%	10%
Customer B	13%	*
*	represents that the amount of aggregated revenue from such customer is individually less than 10% of the total revenue for the respective period.